UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21737
                                                     ---------

       Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                   PNC Global Investment Servicing (U.S.) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2009
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2009

        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
                              FINANCIAL STATEMENTS



                                    CONTENTS


Report of Independent Registered Public Accounting Firm ...................    1

Schedule of Investments ...................................................    2

Statement of Assets, Liabilities and Members' Capital .....................    6

Statement of Operations ...................................................    7

Statement of Changes in Members' Capital ..................................    8

Statement of Cash Flows ...................................................    9

Notes to Financial Statements .............................................   10

Approval of Investment Advisory Agreements (unaudited) ....................   21

Fund Management (unaudited) ...............................................   23

Other Information (unaudited) .............................................   25

[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                   PRICEWATERHOUSECOOPERS LLP
                                                   PricewaterhouseCoopers Center
                                                   300 Madison Avenue
                                                   New York NY 10017
                                                   Telephone (646) 471 3000
                                                   Facsimile (813) 286 6000


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and Members of
Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Fund") at March 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the Portfolio Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

New York, New York
May 28, 2009

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT MARCH 31, 2009
--------------------------------------------------------------------------------

    INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
    Percentages are as follows:

    [GRAPHIC OMITTED]
    [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED
    MATERIAL.]

    Equity Long/Short                            27.25%
    Global Macro                                 12.26%
    Event Driven                                  8.95%
    Emerging Markets                              8.29%
    Multi-Strategy                                7.72%
    Discretionary-Concentrated Global Macro       6.61%
    Managed Futures                               5.90%
    Equity Market Neutral                         5.40%
    Convertible Arbitrage                         4.22%
    Commodities Equity Long/Short                 4.19%
    Fixed Income Arbitrage                        2.56%
    Commodities Relative Value                    2.43%
    Other                                         4.22%



                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 83.56%          LIQUIDITY (4)     CAPITAL          COST        FAIR VALUE (5)

COMMODITIES EQUITY LONG/SHORT
Hard Asset Partners L.P. (9)                                Monthly          3.51%        $ 3,500,000      $ 3,485,743
                                                                            ------        -----------      -----------
                                                                             3.51%          3,500,000        3,485,743
                                                                            ------        -----------      -----------

COMMODITIES RELATIVE VALUE
Oceanic Hedge Fund                                          Monthly          2.03%          2,000,000        2,022,035
                                                                            ------        -----------      -----------
                                                                             2.03%          2,000,000        2,022,035
                                                                            ------        -----------      -----------

CONVERTIBLE ARBITRAGE
Aristeia International Limited (8)                         Quarterly         3.53%          3,695,458        3,506,414
                                                                            ------        -----------      -----------
                                                                             3.53%          3,695,458        3,506,414
                                                                            ------        -----------      -----------

DISCRETIONARY-CONCENTRATED GLOBAL MACRO
Clarium Capital LLC                                        Quarterly         1.74%          3,000,000        1,725,798
COMAC Global Macro Fund LP                                  Monthly          1.48%          1,500,000        1,474,112
Galtere International Master Fund, L.P.                    Quarterly         2.30%          3,000,000        2,290,688
Lily Pond Currency Fund, L.P.
    Side Pocket                                               (6)            0.00%             66,917               --
                                                                            ------        -----------      -----------
                                                                             5.52%          7,566,917        5,490,598
                                                                            ------        -----------      -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                          LIQUIDITY (4)     CAPITAL          COST        FAIR VALUE (5)
EMERGING MARKETS
Forum Absolute Return Fund, Ltd. (8)
    Forum SPV, Ltd.                                           (6)            0.50%        $   499,674      $   499,674
The Rohatyn Group Global Opportunity Partners, L.P.
    Side Pocket                                               (6)            0.10%                 --          101,088
Pharo Macro Fund, Ltd                                      Quarterly         3.06%          2,500,000        3,043,069
Spinnaker Global Opportunity Fund, Ltd. (8)                Quarterly         3.26%          2,980,979        3,244,591
                                                                            ------        -----------      -----------
                                                                             6.92%          5,980,653        6,888,422
                                                                            ------        -----------      -----------

EQUITY LONG/SHORT
Glenview Institutional Partners, L.P.
    Side Pocket                                               (6)            0.10%            341,311           95,509
Hachiman Japan Fund                                         Monthly          2.15%          2,000,000        2,140,630
Island Drive Partners, L.P. (9)                             Monthly          4.00%          3,500,000        3,976,283
Karsch Capital II, L.P.                                    Quarterly         1.99%          2,000,000        1,974,269
Lansdowne UK Equity Fund, L.P.                              Monthly          4.52%          2,500,000        4,496,065
Viking Global Equities L.P.                                 Annually        10.01%          8,000,000        9,955,968
                                                                            ------        -----------      -----------
                                                                            22.77%         18,341,311       22,638,724
                                                                            ------        -----------      -----------

EQUITY MARKET NEUTRAL
Two Sigma Spectrum U.S. Fund, L.P.                         Quarterly         4.51%          4,500,000        4,483,290
                                                                            ------        -----------      -----------
                                                                             4.51%          4,500,000        4,483,290
                                                                            ------        -----------      -----------

EVENT DRIVEN
GoldenTree Partners, L.P. (8)                              Quarterly         2.24%          3,131,627        2,230,553
    GoldenTree Special Holdings II, Ltd.                      (6)            0.15%            282,512          145,417
Paulson Advantage, L.P.                                    Quarterly         2.04%          2,000,000        2,030,000
Perry Partners, L.P.
    Regular Interest                                        Annually         2.75%          2,850,348        2,733,145
    Side Pocket                                               (6)            0.20%            354,685          197,747
Silver Point Capital Fund, L.P.
    Side Pocket                                               (6)            0.10%                 --          101,142
                                                                            ------        -----------      -----------
                                                                             7.48%          8,619,172        7,438,004
                                                                            ------        -----------      -----------

FIXED INCOME ARBITRAGE
PIMCO Absolute Return Strategy IV Fund LLC                 Quarterly         2.14%          2,000,000        2,128,695
                                                                            ------        -----------      -----------
                                                                             2.14%          2,000,000        2,128,695
                                                                            ------        -----------      -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                          LIQUIDITY (4)     CAPITAL          COST        FAIR VALUE (5)
GLOBAL MACRO
Bridgewater Pure Alpha Fund II, LLC                         Monthly          2.80%        $ 2,881,732      $ 2,781,136
The Tudor BVI Global Fund, L.P. (8)
    Regular Interest                                       Quarterly         2.99%            368,611        2,974,546
    Side Pocket                                               (6)            1.48%          1,510,824        1,473,880
Touradji Global Resources Fund, L.P. (8)                   Quarterly         2.12%                 --        2,103,897
    Touradji Global Resources Holdings, LLC                   (6)            0.86%            855,330          855,330
                                                                            ------        -----------      -----------
                                                                            10.25%          5,616,497       10,188,789
                                                                            ------        -----------      -----------

MANAGED FUTURES
Sumatra Futures Fund, LP                                   Quarterly         4.93%          4,750,000        4,905,438
                                                                            ------        -----------      -----------
                                                                             4.93%          4,750,000        4,905,438
                                                                            ------        -----------      -----------

MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                          (7)            0.17%          2,738,995          172,110
    Side Pocket                                             (6) (7)          0.39%            341,858          392,169
Investcorp Interlachen Multi-Strategy Fund LLC
    Regular Interest                                       Quarterly         2.07%          2,994,725        2,053,515
    Side Pocket                                               (6)            0.01%              5,275            4,136
Stark Investments Limited Partnership (8)
    Regular Interest                                       Quarterly         2.58%          4,460,573        2,564,930
    Side Pocket                                               (6)            0.76%            812,213          759,200
    Stark Select Asset Fund LLC                               (6)            0.47%            467,070          467,070
                                                                            ------        -----------      -----------
                                                                             6.45%         11,820,709        6,413,130
                                                                            ------        -----------      -----------

OTHER
Vicis Capital Fund                                         Quarterly         3.52%          2,500,000        3,502,461
                                                                            ------        -----------      -----------
                                                                             3.52%          2,500,000        3,502,461
                                                                            ------        -----------      -----------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $80,890,717)                                                    $83,091,743

OTHER ASSETS, LESS LIABILITIES 16.44%                                                                       16,347,153
                                                                                                           -----------

MEMBERS' CAPITAL 100.00%                                                                                   $99,438,896
                                                                                                           ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 22 months (see Note 8 (b)).
(5) See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments and similar structures are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager (see Note 2 (a)).
(7) Portfolio Fund in liquidation.
(8) Portfolio Fund has or intends to establish either through its Private Placement Memorandum or newly established gates restrictions on the ability of investors to fully receive proceeds from redemptions.
(9) Affiliated Portfolio Funds.

    Affiliated Issuers
    ------------------
    An Affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities.

    Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:


                                        Value at                                                      Value at
     Affiliate                        April 1, 2008         Purchases         Sales Proceeds       March 31, 2009
     ---------------------------      -------------         ----------        --------------       --------------
     Hard Asset Partners L.P.              $ --             $3,500,000           $     --            $3,485,743
     Island Drive Partners, L.P.           $ --             $4,000,000           $500,000            $3,976,283

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT MARCH 31, 2009
--------------------------------------------------------------------------------


ASSETS

Investments in Portfolio Funds, at fair value (cost $73,890,717)                  $ 75,629,717
Investments in Affiliated Portfolio Funds, at fair value (cost $7,000,000)           7,462,026
Cash                                                                                15,067,145
Investments in Portfolio Funds purchased in advance                                  3,750,000
Receivable for Portfolio Funds sold                                                  8,264,606
Interest receivable                                                                        778
                                                                                  ------------
       TOTAL ASSETS                                                                110,174,272
                                                                                  ------------

LIABILITIES

Payable for fund units redeemed                                                     10,261,691
Management fees payable                                                                274,971
Professional fees payable                                                              182,020
Accounting and administration fees payable                                              12,964
Other liabilities                                                                        3,730
                                                                                  ------------
       TOTAL LIABILITIES                                                            10,735,376
                                                                                  ------------

             MEMBERS' CAPITAL                                                     $ 99,438,896
                                                                                  ============



Units Outstanding ($0.01 par value; unlimited number of units authorized)          901,194.640
Net Asset Value per Unit (Offering and Redemption price per Unit)                 $     110.34

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Interest                                                                                  $    105,007
                                                                                              -------------

EXPENSES
    Management fees                                                                              1,580,664
    Professional fees                                                                              268,072
    Accounting and administration fees                                                             179,539
    Board of Managers' fees                                                                         13,625
    Custodian fees                                                                                  12,372
    Miscellaneous fees                                                                              37,020
                                                                                              ------------
       TOTAL EXPENSES                                                                            2,091,292
                                                                                              ------------
       NET INVESTMENT LOSS                                                                      (1,986,285)
                                                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
       Net realized loss on Portfolio Funds                                                       (814,803)
       Net change in unrealized appreciation/depreciation on Portfolio Funds                   (19,909,495)
       Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds            579,383
                                                                                              ------------

NET REALIZED AND UNREALIZED LOSS ON PORTFOLIO FUNDS                                            (20,144,915)
                                                                                              ------------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                    $(22,131,200)
                                                                                              ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                             FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                                                               MARCH 31, 2009            MARCH 31, 2008
                                                                             ------------------        ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
    Net investment loss                                                         $ (1,986,285)             $ (1,379,737)
    Net realized gain (loss) on Portfolio Funds                                     (814,803)                5,524,754
    Net change in unrealized appreciation/depreciation on Portfolio Funds        (19,330,112)                   37,290
                                                                                -------------             ------------

    NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS        (22,131,200)                4,182,307
                                                                                -------------             ------------

MEMBERS' CAPITAL TRANSACTIONS
    Capital contributions                                                          8,643,781                87,126,859
    Capital withdrawals (Note 9)                                                 (71,817,058)               (5,720,181)
                                                                                -------------             ------------
    NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
        CAPITAL TRANSACTIONS                                                     (63,173,277)               81,406,678
                                                                                -------------             ------------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                    (85,304,477)               85,588,985

MEMBERS' CAPITAL, BEGINNING OF YEAR                                              184,743,373                99,154,388
                                                                                -------------             ------------
MEMBERS' CAPITAL, END OF YEAR                                                   $ 99,438,896              $184,743,373
                                                                                =============             ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC



STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2009
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
  Net decrease in members' capital resulting from operations                                  $ (22,131,200)
  Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
      Purchases of Portfolio Funds                                                              (60,000,000)
      Sales of Portfolio Funds                                                                  125,563,079
      Decrease in interest receivable                                                                25,239
      Decrease in other assets                                                                        5,687
      Decrease in management fees payable                                                          (191,538)
      Increase in professional fees payable                                                          68,893
      Decrease in accounting and administration fees payable                                        (17,652)
      Increase in other liabilities                                                                   1,126
      Net realized loss on Portfolio Funds                                                          814,803
      Net change in unrealized appreciation/depreciation on Portfolio Funds                      19,909,495
      Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds             (579,383)
                                                                                              -------------
        NET CASH PROVIDED BY OPERATING ACTIVITIES                                                63,468,549
                                                                                              -------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
  Capital contributions                                                                           8,643,781
  Capital withdrawals                                                                           (63,630,774)
                                                                                              -------------
        NET CASH USED BY FINANCING ACTIVITIES                                                   (54,986,993)
                                                                                              -------------

NET INCREASE IN CASH                                                                              8,481,556
Cash at beginning of year                                                                         6,585,589
                                                                                              -------------
Cash at end of year                                                                           $  15,067,145
                                                                                              =============

SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS:
      Investment in Forum Absolute Return Fund, Ltd.
        transferred to Forum SPV, Ltd.                                                        $     499,674
      Investment in GoldenTree Partners, L.P.
        transferred to GoldenTree Special Holdings II, Ltd.                                   $     300,621
      Investment in Stark Investments Limited Partnership
        transferred to Stark Select Asset Fund LLC                                            $     467,070
      Investment in Touradji Global Resources Fund, L.P.
        transferred to Touradji Global Resources Holdings, LLC                                $     855,330


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 10, 2009, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the year. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at the time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $83,091,743 which are 100% of the Master Fund's investments and 83.56% of members' capital at March 31, 2009, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, that could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION (CONTINUED)

The Master Fund adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157"), effective April 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund's investments. The inputs are summarized into three broad levels listed below:

    --  Level 1 - Valuations  based on  quoted  prices  in  active  markets  for identical assets or liabilities.
    --  Level 2 - No market for identical assets,  involves estimating the value of the assets or instrument based on "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.
    --  Level 3 - No  observable  inputs  (i.e.  little  or no  market  activity outside of forced liquidation or distressed sale).

The inputs or methodology used for valuing Portfolio Funds are not necessarily an indication of the risk associated with investing in those Portfolio Funds.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:



                  ----------------------------------------
                                         Investments in
                                        Portfolio Funds
                  ----------------------------------------

                  ----------------------------------------
                  Level 1                 $        --
                  ----------------------------------------
                  Level 2                          --
                  ----------------------------------------
                  Level 3                  83,091,743
                  ----------------------------------------
                  Total                   $83,091,743
                  ----------------------------------------

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION (CONTINUED)

A reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                  ------------------------------------------------------
                                                         Investments in
                                                        Portfolio Funds
                  ------------------------------------------------------

                  ------------------------------------------------------

                  Balances as of 03/31/08                 $145,500,435
                  ------------------------------------------------------
                  Net realized gain (loss) *                  (814,803)
                  ------------------------------------------------------
                  Net change in unrealized
                  appreciation (depreciation) *            (19,330,112)
                  ------------------------------------------------------
                  Net purchases (sales)                    (42,263,777)
                  ------------------------------------------------------
                  Net transfers in and out (Level 3)                --
                  ------------------------------------------------------
                  Balance as of 03/31/09                  $ 83,091,743
                  ------------------------------------------------------


                  ------------------------------------------------------
                  Net change in unrealized
                  appreciation/(depreciation)
                  on Level 3 investments
                  still held as of
                  03/31/09 *                              $(10,926,964)
                  ------------------------------------------------------

*  Net  realized   gain/(loss)  and  net  change  in  unrealized   appreciation/
(depreciation) are included in the statement of operations.

B.  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investment, has been fully recovered through previous redemptions from its investment in such Portfolio Fund.

C.  FUND EXPENSES

The Master Fund bears all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.  FUND EXPENSES (CONTINUED)

Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Master Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return, its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

The Investment Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Master Fund level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Investment Adviser's conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

E.  CASH

Cash includes amounts held in an interest bearing overnight account. At March 31, 2009, the Master Fund held $15,067,145 in an interest bearing account at PNC Bank, an affiliate of the Master Fund's administrator (see Note 4).

3.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee"), at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PNC Global Investment Servicing, Inc. ("PNC"), formerly known as PFPC Inc., serves as the Master Fund's administrator pursuant to the Administration Agreement between PNC and the Master Fund. Under the Administration Agreement, PNC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PNC during the term of the Administration Agreement, the Master Fund pays PNC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At March 31, 2009, Credit Suisse Private Equity, Inc. and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $52,040,302.

5.  SECURITY TRANSACTIONS

During the year ended March 31, 2009, aggregate purchases of Portfolio Funds amounted to $65,750,000 and aggregate sales of Portfolio Funds amounted to $108,013,777.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the year ended March 31, 2009.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

6.  PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser, and is not included as expenses in the statement of operations or in the expense ratios presented in the financial highlights.

As of March 31, 2009, the Master Fund had investments in Portfolio Funds valued at $83,091,743. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees up to 4.00% (per annum) of the net assets and performance fees or allocations of up to 20.00% to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

8.  RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.  RISK FACTORS (CONTINUED)

A.  MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

B.  LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made. Portfolio Funds may exercise restrictions when redemption requests exceed a specified percentage of the overall Portfolio Funds' net assets, or when the Portfolio Fund Manager believes that market conditions are such that an accelerated sale of portfolio securities may not be practical. Gates are often imposed by Portfolio Fund Managers to prevent disorderly withdrawals in the underlying Portfolio Funds, and may limit the amount of capital the Master Fund may be allowed to redeem from Portfolio Funds on their respective liquidity dates. As of March 31, 2009, certain Portfolio Funds have established restrictions on the ability to fully receive proceeds from redemptions representing 21.84% of members' capital.

The Investment Adviser may also invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities that do not permit frequent withdrawals or suspend redemptions. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

C.  CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.  RISK FACTORS (CONTINUED)

D.  INTEREST RATE RISK

The Portfolio Funds in which the Master Fund invests may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

E.  FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

F.  DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between a Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

9.  REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

10. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

11. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:


                                                For the Year Ended         For the Year Ended
                                                   March 31, 2009             March 31, 2008
                                                ------------------         ------------------
Number of units issued                               71,239.300                691,330.550
Number of units redeemed                           (646,008.264)               (45,213.462)
                                                  -------------              -------------
Net increase (decrease) in units outstanding       (574,768.964)               646,117.088
Units outstanding, beginning of year              1,475,963.604                829,846.516
                                                  -------------              -------------
Units outstanding, end of year                      901,194.640              1,475,963.604
                                                  =============              =============


12. FINANCIAL HIGHLIGHTS INFORMATION


                                                     For the          For the          For the          For the
                                                   Year Ended       Year Ended       Year Ended       Year Ended
                                                 March 31, 2009   March 31, 2008   March 31, 2007   March 31, 2006(a)
                                                 --------------   --------------   --------------   -----------------
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of year               $125.17          $119.49         $113.79            $100.00
                                                    -------          -------         -------            -------
   Income (loss) from investment operations:
     Net investment loss (b)                          (1.46)           (1.13)          (1.01)             (1.07)
     Net realized and unrealized gain
        (loss) on investments                        (13.37)            6.81            6.71              14.86
                                                    -------          -------         -------            -------
     Total from investment operations                (14.83)            5.68            5.70              13.79
                                                    -------          -------         -------            -------
   Net asset value, end of year                     $110.34          $125.17         $119.49            $113.79
                                                    =======          =======         =======            =======
TOTAL RETURN                                         (11.85)%           4.75%           5.01%             13.79%
                                                    =======          =======         =======            =======

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHTS INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.


                                                  For the              For the            For the             For the
                                                 Year Ended           Year Ended        Year Ended          Year Ended
                                               March 31, 2009       March 31, 2008    March 31, 2007    March 31, 2006 (a)
                                               --------------       --------------    --------------    ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
     Operating expenses (c)                        1.31 %                1.25 %             1.24 %               1.32 %

     Net investment loss (c)                      (1.24)%               (0.90)%            (0.89)%              (1.01)%

PORTFOLIO TURNOVER                                47.45 %               34.46 %            11.17 %              44.86 %

MEMBERS' CAPITAL, END OF YEAR (000'S)            $ 99,439             $184,743           $ 99,154              $136,498

AVERAGE MEMBERS' CAPITAL (d) (000'S)             $160,148             $152,768           $138,759              $124,000

(a) April 1, 2005, commencement of operations.
(b) Calculated using average units outstanding during the year.
(c) Expenses of Portfolio Funds are not included in the expense ratio.
(d) Average members' capital is the average of the monthly members' capital balances throughout the year.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

At a meeting held in person on March 10, 2009, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Credit Suisse Funds by the Investment Adviser. The Board also considered the proposed fees to be charged under the advisory agreements, as well as each Master Fund's performance, and reviewed the comparative fee and performance data previously provided by the Investment Adviser in response to a request of independent counsel to the members of the Board ("Independent Board Members") who are not "interested persons," as defined in the Investment Company Act of 1940, of the Investment Adviser. The Independent Board Members reviewed reports from about the foregoing factors. The Board did not consider any single factor as controlling in determining whether or not to renew the Investment Advisory Agreements (the "Advisory Agreements"). Nor are the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser to each Master Fund under the Advisory Agreements, including the selection of Portfolio Funds, allocation of each Master Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' Managers, management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Master Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Adviser under the Advisory Agreements, including, among other things, providing to each of the Credit Suisse Funds office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Adviser who provide the investment advisory and administrative services to each Master Fund. The Board determined that the Investment Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Adviser's compliance policies and procedures, including the procedures used to determine the fair value of each Master Fund's Portfolio Fund assets. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the performance of each Master Fund based on information provided by the Investment Adviser that showed (i) each Master Fund's historical performance as of a recent date compared to various diversified hedge fund indices, and (ii) each Master Fund's return for its most recent periods, and history, as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Board considered each Master Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally, noting the extraordinary market events during 2008. The Board concluded that each Master Fund's performance, while not positive, was satisfactory in relation to markets generally and relative to other competitive investment vehicles.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory fee rate and total expense ratio of each Master Fund. The Board also reviewed the annual Services Fee of 0.35% for Credit Suisse Alternative Capital Multi-Strategy Fund, LLC and Credit Suisse Alternative Capital Long/Short Equity Fund, LLC (the "Feeder Funds") and 0.10% for Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC and Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC (the "Institutional Feeder Funds"). The Board noted that the Investment Adviser had again contractually agreed to renew the "Expense Limitation Agreement" which limits total annualized expenses of the Feeder Funds to 2.25% (including the Member Servicing Fee) and Institutional Feeder Funds to 1.50%. The Board compared the advisory fees and total expense ratio for each of the Credit Suisse Funds with various comparative data, including a report prepared by the Investment Adviser comparing the fees payable by each of the Credit Suisse Funds to those payable by other comparable registered funds-of-hedge-funds. The Board noted that the fees payable to the Investment Adviser were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that the advisory fees paid by the Master Funds and total expense ratio of each of the Credit Suisse Funds were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of each Master Fund's management fee schedule under the Advisory Agreements and noted that it does not include any breakpoints. The Board considered each Master Fund's advisory fee of 1.00% and concluded that the fee was reasonable and satisfactory in light of the services provided and the level of assets of each Fund. The Board also determined that, given the relative sizes of each Master Fund, economies of scale were not present or were not a significant factor at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Adviser and its affiliates during the previous year from the Investment Adviser's relationship with each of the Credit Suisse Funds. The Board noted that the Investment Adviser has not realized a profit with respect to the Credit Suisse Funds but operates other profitable lines of advisory business in other respects. Based on their review of the information received, the Board concluded that there were no profits earned by the Investment Adviser and its affiliates from their relationship with the Credit Suisse Funds.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of independent counsel, the Board, including the Independent Managers, concluded it would be in the best interest of each Master Fund and its members to approve the renewal of the Advisory Agreements for an additional annual term.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION  PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET
--------------------------------------------------------------------------------
FORTH BELOW.
------------


BOARD OF MANAGERS
-----------------

Name, Address, Age,                                               Number of
Position with the                                                 Affiliated           Other
Company and Length of         Principal Occupation(s) During      Funds Overseen       Directorships
Time Served                   the Past Five Years                 by Manager           Held by Managers
--------------------------    --------------------------------    -----------------    --------------------------
Egidio Robertiello*           Managing Director and Head of       6                    None
c/o Credit Suisse             the Multi Manager Portfolios
Alternative Capital, Inc.     Americas business (2008);
11 Madison Avenue             Global Head of Multi Manager
New York, NY 10010            Portfolios (2007); Head of
Age 55                        Hedge Fund Research and
Manager, President and        Selection, Credit Suisse
Chairman                      Alternative Capital, Inc.
Since February 2007           (since 2006); Senior Managing
                              Director of Investments and
                              Research, Asset Alliance Corp.
                              (2004-2006); Managing
                              Director, Blackstone
                              Alternative Asset Management,
                              an affiliate of Blackstone,
                              (2001-2004).


Charles A. Hurty              Independent Business                6                    Manager and Audit Audit
c/o Credit Suisse             Consultant (since 2001);                                 Committee Chairman, GMAM
Alternative Capital, Inc.     Partner, KPMG LLP (accounting                            Absolute Return Strategies;
11 Madison Avenue             firm) (1993-2001; with KPMG                              Director and Audit
New York, NY 10010            LLP since 1968).                                         Committee Chairman,
Age 65                                                                                 Citigroup Alternative
Manager and Audit                                                                      Investments Multi-Advisor
Committee Chairman                                                                     Hedge Fund Portfolios;
Since March 2005                                                                       Director, iShares Trust and
                                                                                       iShares, Inc.


Philip B. Chenok              Professor of Accountancy,           6                    None
c/o Credit Suisse             Berkeley College (2002-2007);
Alternative Capital, Inc.     Adjunct Professor of
11 Madison Avenue             Accountancy, New York
New York, NY 10010            University, Stern School of
Age 73                        Business (1995-2001).
Manager and Audit             President and CEO, American
Committee Member              Institute of Certified
Since March 2005              Public Accountants (1980-1995).



Karin B. Bonding              President, Capital Markets          6                    Trustee, Brandes
c/o Credit Suisse             Institute, Inc. (1996-2006);                             Investment Trust
Alternative Capital, Inc.     Faculty Member and Lecturer,
11 Madison Avenue             University of Virginia (since
New York, NY 10010            1995); Visiting Professor,
Age 69                        China Europe International
Manager and Audit             Business School (Shanghai,
Committee Member              China) (1999, 2002, 2003) and
Since March 2005              The Institute of Industrial
                              Policy Studies (Seoul, Korea)
                              (2001).

* -- Manager who is an "interested person" of the Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------


OFFICERS
--------

Name, Address, Age, Position with the Company and             Principal Occupation(s) During the Past Five
Length of Time Served                                         Years
---------------------------------------------------------     ------------------------------------------------
Sandra DeGaray                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (January 2007 - Present); Vice President
11 Madison Avenue                                             (September 2004 - December 2006); Citigroup
New York, NY 10010                                            Asset Management Inc., (November 2000 - August
Age 40                                                        2004).
Chief Financial Officer and Treasurer
Since August 2007


Kenneth J. Lohsen                                             Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.                   (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 50
Assistant Treasurer
Since March 2006


Michael Bessel                                                Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.                   (October 2006-Present);
11 Madison Avenue                                             Chief Compliance Officer, TRG Management LP,
New York, NY 10010                                            (September 2005 - September 2006);
Age 46                                                        Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance Officer                                      2002 - September 2005).
Since October 2006


J. Kevin Gao                                                  Director and Legal Counsel, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                   Securities (USA) LLC (since 2003); Attorney,
11 Madison Avenue                                             Willkie Farr & Gallagher LLP (1998-2003).
New York, NY 10010
Age 41
Secretary
Since January 2009

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12
(a)(1) to this form. There were no amendments to the code during the fiscal year ended March 31, 2009. There were no waivers from the code granted by the registrant during the fiscal year ended March 31, 2009.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has one audit committee financial expert serving on its audit committee: Charles A. Hurty. Mr. Hurty is "independent" for purposes of this item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,500 for 2009 and $45,500 for 2008.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $19,500 for 2009 and $18,500 for 2008. Services provided were for agreed upon procedures.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $84,650 for 2009 and $51,100 for 2008. Services provided were for tax compliance services.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                                                       ADOPTED NOVEMBER 22, 2005
                                                 (Revised as of: March 28, 2007)

                               AUDIT COMMITTEE OF
           CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC,
         CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC,
    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC, CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC,
       CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC,
      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC,
                  (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")


         AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY (THE "POLICY")

I.       STATEMENT OF PRINCIPLES

         Under the Sarbanes-Oxley Act of 2002 (the "ACT"), the Audit Committee of the Boards of Managers of the Funds is responsible for the appointment, compensation and oversight of the services provided by the registered public accounting firm (i.e., an accounting firm that has registered with the Public Company Accounting Oversight Board) to each Fund (the "AUDITOR"). As part of this responsibility, the Audit Committee of each Fund is required to pre-approve the audit and non-audit services performed by such Fund's Auditor in order to assure that these services do not impair the Auditor's independence. In addition, these procedures also require the Audit Committee of each Fund to pre-approve non-audit services provided by the Auditor to Credit Suisse Alternative Capital, Inc. (or any subsidiary thereof) WHERE SUCH SERVICES PROVIDED HAVE A DIRECT IMPACT ON THE OPERATIONS OR FINANCIAL REPORTING of a Fund as further assurance that such services do not impair the Auditor's independence.

         The Audit Committee charter requires the Audit Committee to pre-approve all auditing and non-auditing services provided to the Funds by the Auditor, except for de minimus fees (less than 5% of the total fees received by the Auditor in a fiscal year for the services provided to the Funds) for non-audit services which were not recognized at the time of the engagement of the Auditor to be non-audit services and which are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

         This Policy follows two different approaches to pre-approving services
(1) proposed services may be generally pre-approved ("GENERAL PRE-APPROVAL"), or
(2) proposed services will require specific pre-approval ("SPECIFIC PRE-APPROVAL"). Unless a type of service provided by the Auditor has received General Pre-Approval, it will require Specific Pre-Approval by the Audit Committee of such Fund.

         EXHIBIT A to this Policy describes the Audit, Audit-Related, Tax and All Other Services subject to General Pre-Approval, which hereby are pre-approved by the Audit Committee of each Fund. The Audit Committee of each Fund will annually review these services. It is expected that such review will occur annually at a regularly scheduled Audit Committee meeting of each Fund.

II.      AUDIT SERVICES

         Each Fund's annual audit services engagement scope and terms will be subject to Specific Pre-Approval of its Audit Committee. Audit services performed thereafter during such engagement are subject to General Pre-Approval and include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on such Fund's financial statements. The audit services subject to General Pre-Approval, which hereby are re pre-approved, are set forth in EXHIBIT A.

III.     AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of each Fund's financial statements or that are traditionally performed by an independent auditor.

         The audit-related services subject to General Pre-Approval, which here are pre-approved, are set forth in EXHIBIT A.

IV.      TAX SERVICES

         The Securities and Exchange Commission (the "SEC") has stated generally that an independent auditor may provide tax services to an audit client, such as tax compliance, tax planning and tax advice, if such services do not impair the Auditor's independence. Circumstances where providing certain tax services would impair the Auditor's independence, such as representing a Fund in tax court or other situations involving public advocacy are not permitted.

         The tax services subject to General Pre-Approval, which here are pre-approved, are listed in EXHIBIT A.

V.       ALL OTHER SERVICES

         The Audit Committee of each Fund believes that other types of non-audit services may also be permitted if such non-audit services (a) are routine and recurring services, (b) would not impair the independence of the Auditor and (c) are consistent with the Act and the rules relating thereto. The Audit Committee shall consider such non-audit services as being subject to Specific Pre-Approval, and consider such services on a case by case basis.

VI.      PROHIBITED SERVICES

         The Auditor is prohibited from providing the following non-audit services to any of the Funds at any time:

         (1) Bookkeeping or other services related to the accounting records or financial statements of any of the Funds;
         (2)  Financial information systems design and implementation;
         (3) Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (4)  Actuarial services;
         (5)  Internal audit outsourcing services;
         (6)  Management functions or human resources;
         (7) Broker or dealer, investment adviser, or investment banking services;
         (8)  Legal services and expert services unrelated to the audit; and
         (9) Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

VII.     PROCEDURES

         At least annually, each Fund's Chief Financial Officer and the Auditor shall jointly submit to the Audit Committee of the Boards of Managers for approval a revised EXHIBIT A.

                                                                       EXHIBIT A

           CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY FUND, LLC,
         CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC,
    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC, CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY INSTITUTIONAL FUND, LLC,
       CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC, CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC,

     [X] SCHEDULE OF AUDIT, AUDIT-RELATED, TAX AND OTHER NON-AUDIT SERVICES
                       [X] SUBJECT TO GENERAL PRE-APPROVAL


------------------------------------------------------------------------------------------------------------------------------------
SERVICE                          SUMMARY OF SERVICES
------------------------------------------------------------------------------------------------------------------------------------
   [X]   AUDIT SERVICES
         --------------
Audit                            Recurring audit of financial statements of each Fund in accordance with generally accepted auditing standards including, but not limited to:

                                    [X]  Annual letter regarding such Fund's internal control to be included in the annual report to the SEC on Form N-SAR

                                    [X]  Review of any post-effective amendment to such Fund's registration statement on SEC Form
                                         N-2, and consent to the incorporation by reference of our report on such Fund's financial statements in such SEC filing;

                                    [X]  Review of such Fund portfolio's tax provision and RIC qualification calculations

                                    [X]  Accounting consultations and tax services required to perform an audit in accordance with
                                         Generally Accepted Auditing Standards

                                 Other audit and special reports including, but not limited to:

                                         All services relating to any subsequent filings of registration statements (including amendments thereto) for each Fund with the SEC, including issuance of auditor consents
------------------------------------------------------------------------------------------------------------------------------------
AUDIT RELATED SERVICES
----------------------

Consultations regarding          Includes consultations relating to new regulatory rules and guidance, unusual
accounting, operational or       or non-recurring transactions and other regulatory or financial reporting
regulatory implications, or      matters which are generally non-recurring
regulatory/ compliance matters
of proposed or actual
transactions affecting the
operations or financial
reporting
------------------------------------------------------------------------------------------------------------------------------------
Other auditing procedures        Auditing procedures and special reports, including those needed for
and issuance of special             [X] Separate audit reports in connection with 17f-2 security counts purpose reports
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
SERVICE                          SUMMARY OF SERVICES
------------------------------------------------------------------------------------------------------------------------------------
                                         [X] Various governmental agencies tax authorities and Fund mergers
------------------------------------------------------------------------------------------------------------------------------------
TAX SERVICES                     Recurring tax services including, but not limited to:
------------

Tax services                             [X] Preparation and signing of each Fund's federal income tax returns (Form 1065, U.S.
                                         Return of Partnership Income and Schedule K-1s) and applicable state and local returns

                                         [X] Review required portfolio distributions to avoid excise tax and review related excise tax returns of each Fund
------------------------------------------------------------------------------------------------------------------------------------
Consultations regarding                  Consultations on U.S. tax matters, such as, fund reorganizations; tax basis earnings and
tax basis consequences of                profits computations; evaluating the tax characteristics of certain expenses and income
proposes or actual                       items; advice on accounting methods, timing issues, compliance matters and characterization
transactions                             issues
------------------------------------------------------------------------------------------------------------------------------------

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $104,150 for 2009 and $69,600 for 2008.

     (h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            CREDIT SUISSE ALTERNATIVE CAPITAL, INC. REGISTERED FUNDS


                             PROXY VOTING PROCEDURES

                         EFFECTIVE AS OF: MARCH 28, 2005
                       (Revised as of: December 21, 2007)

         The Boards of Managers of each of the funds advised by Credit Suisse Alternative Capital, Inc. (the "Adviser") listed on EXHIBIT A attached hereto (each a "Fund", and collectively, the "Funds") hereby adopt the following procedures, which will apply to votes cast with respect to publicly traded companies and, to the extent applicable, to analogous actions taken with respect to investments in private companies, on behalf of each Fund.

Basic Standards
---------------

         Proxy votes may have economic value for the investors in the Funds. As a fiduciary, it is the duty of the Funds to enhance the assets of their investors, including exercising Proxy Discretion for their benefit. Accordingly, it is the policy of the Funds to exercise corporate actions and proxy voting authority ("Proxy Discretion") in a prudent and diligent manner and to make voting decisions on behalf of investors based on the reasonable judgment of the adviser to and management of the Funds of what will serve the best financial interest of the investors and without consideration of the interests of the adviser to the Funds, management of the Funds, or affiliates of the Funds. In those cases where an investor is an employee benefit plan, the beneficial owners of the security are deemed to be the participants in the employee benefit plans.

         There is no per se rule regarding the correct exercise of Proxy Discretion in every circumstance. Accordingly, the Funds have not adopted standing instructions with respect to the exercise of Proxy Discretion. Each decision must be based on an analysis and judgment of the investment professionals working on behalf of the Funds based on the particular facts and circumstances in question. Therefore, there may be occasions when different investment professionals working for the Funds and affiliates of the Funds vote differently with respect to the same proxy issue based upon different investment strategies and client guidelines and objectives.

         Because the adviser to the Funds is a part of a global financial services organization with investment banking, broker-dealer and asset management operations, the interests of affiliates of the adviser to the Funds and employees may conflict with the interests of the Funds' investors in connection with exercising Proxy

Discretion. In addition, due to internal information barriers, the Funds and management of the Funds may not be able to identify all of the conflicts of interests in exercising Proxy Discretion. The Funds and the adviser to the Funds have policies and procedures designed to address such potential conflicts of interest which include among others, information barriers between the adviser to the Funds and its investment banking, broker dealer and asset management affiliates.

         In exercising Proxy Discretion, the Funds do not subordinate the economic interests of the Funds' investors to those of any other entity or interested party, including those of its adviser, or the employees, affiliates, business associates or other clients of the adviser or the Funds. There may be instances when consideration, such as waiver or amendment fees, is associated with the exercise of Proxy Discretion. Any consideration received in connection with the exercise of Proxy Discretion belongs to the Funds and not to the adviser or the affiliates or employees of the adviser.

         Clients may obtain information about how the Funds voted their proxies upon request to the Funds.

Process
-------

         Because the exercise of Proxy Discretion may expose investment professionals working on behalf of the Funds or the adviser to the Funds to material non-public information, documents related to the exercise of Proxy Discretion which are likely to or may contain material non-public information resulting in trading restrictions, should be sent to the Legal and Compliance Department of Credit Suisse ("LCD") if not already received by LCD. LCD will make an initial review to determine whether documents contain material non-public information. LCD maintains a log of the documents received with detailed information regarding LCD's evaluation of the information.

         If LCD determines that the Proxy Discretion information contains material non-public information or may otherwise raise conflict of interest issues, LCD will then follow appropriate information barrier policies.

         If a document related to the exercise of Proxy Discretion does not contain material, non-public information, LCD will forward the document to the appropriate group responsible for the exercise of Proxy Discretion (the "Group") and the appropriate analyst for consideration by such analyst. The Group is responsible for ensuring that Proxy Discretion is exercised in a timely manner and in accordance with the direction of the analyst, including the appropriate paperwork and signatures, where necessary, and processing by the Group

         All Proxy Discretion information should be maintained by the Group and shall become part of the books and records of the Funds.

                                                                       EXHIBIT A

      LIST OF THE CREDIT SUISSE ALTERNATIVE CAPITAL, INC. REGISTERED FUNDS

MASTER FUNDS                                                                                EFFECTIVE DATE
------------                                                                                --------------
Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC                           March 28, 2005
Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC                        March 28, 2005


FEEDER FUNDS                                                                                EFFECTIVE DATE
------------                                                                                --------------
Credit Suisse Alternative Capital Multi-Strategy Fund, LLC                                  March 28, 2005
Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC                    March 28, 2005
Credit Suisse Alternative Capital Long/Short Equity Fund, LLC                               March 28, 2005
Credit Suisse Alternative Capital Long/Short Equity Institutional Fund, LLC                 March 28, 2005

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Mr. Egidio Robertiello is Managing Director and Head of the Multi-Manager Portfolios Americas since May 2008. Prior to that he was Global Head of the Multi-Manager Portfolios business for Credit Suisse Asset Management/Alternative Investments and has held that position since April 2007. With his team, he is in charge of portfolio definition, portfolio construction, strategy and hedge fund allocation and ongoing management of discretionary funds of hedge funds and related products. Mr. Robertiello is the chairman of the Portfolio Review Committee within the Multi-Manager Portfolio business and a voting member of the Fund Review and Strategy Review Committee. Prior to this position he was Head of Hedge Fund Research & Selection within the Multi-Manager Portfolios business and responsible for a global team of 25 Hedge Fund Research professionals that are responsible for identifying new and innovative hedge fund strategies and managers to allocate institutional client assets. In addition, his team is responsible for ongoing monitoring and due diligence on over 200 managers with current investments. Prior to joining Credit Suisse in April 2006, Mr. Robertiello held the position of Senior Managing Director of Investments and Research at Asset Alliance Corp., launching hedge fund products and overseeing multi-manager funds of hedge funds. Previously, as a Managing Director in the Blackstone Group's $12 billion fund of hedge fund affiliate, Blackstone Alternative Asset Management, he created and led the Manager Identification and Selection team. Prior to joining Blackstone, Mr. Robertiello advised, and held various positions with RJR Nabisco Inc., including Vice President - Pension & Benefit Investments, where he was responsible for the investment of the company's $6 billion in retirement assets which included an allocation to hedge funds as early as 1994. Mr. Robertiello began his professional career at Becton Dickinson Co.

         Lance Babbit, Senior Portfolio Management Multi-Strategies Portfolios, is the Head of Portfolio Management for the Americas and Japan - Multi-Strategies team within the Multi-Manager Portfolio business of Credit Suisse Asset Management/Alternative Investments and has held this position since March 2007. In this role, Mr. Babbit oversees Multi-Strategies Portfolios and Multi-Manager Portfolios. Mr. Babbit joined Credit Suisse from the Focus Investment Group where he was a Managing Director and the senior Portfolio Manager for their Multi-Strategies and Customized Solutions Portfolios, and was also a member of the Manager Selection and Portfolio Construction Committee. Prior to joining Focus in 2005, he spent four years at Deutsche Bank as a Senior Portfolio Manager responsible for both multi-strategy funds of hedge funds and research for Event Driven and Short Seller managers. Mr. Babbit has also worked at Banc of America in hedge fund capital introductions, and as a hedge fund analyst at both JP Morgan Chase and Weiss, Peck and Greer. Prior to his career in fund of hedge funds, he was a corporate attorney for Gersten, Savage where he advised on bankruptcy, public offerings and private placements.

         The information in this section is provided as of the date of the filing.

 (A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

         The account information listed below is as of March 31, 2009.

                                                                                                  TOTAL ASSETS
                                                                                   NO. OF         IN ACCOUNTS
           NAME OF                                                                ACCOUNTS           WHERE
          PORTFOLIO                                                                WHERE          ADVISORY FEE
          MANAGER OR                                TOTAL             TOTAL     ADVISORY FEE      IS BASED ON
             TEAM                              NO. OF ACCOUNTS        ASSETS    IS BASED ON       PERFORMANCE
            MEMBER       TYPE OF ACCOUNTS          MANAGED          (000,000)   PERFORMANCE        (000,000)
--------------------------------------------------------------------------------------------------------------
 Egidio Robertiello  Registered Investment            1                 $73          0                $0
                     Companies:
--------------------------------------------------------------------------------------------------------------
                     Other Pooled Investment          3                $148          3               $148
                     Vehicles:
--------------------------------------------------------------------------------------------------------------
                     Other Accounts:                 17               $1,063         2               $117
--------------------------------------------------------------------------------------------------------------
 Lance Babbit        Registered Investment            1                 $73          0                $0
                     Companies:
--------------------------------------------------------------------------------------------------------------
                     Other Pooled Investment          2                 $96          2               $96
                     Vehicles:
--------------------------------------------------------------------------------------------------------------
                     Other Accounts:                  7                $614          1               $18
--------------------------------------------------------------------------------------------------------------

         POTENTIAL CONFLICTS OF INTERESTS

         The Adviser's Hedge Fund Research & Selection, Portfolio Review and Strategy Review committees (collectively the "Investment Committees") engages in side-by-side management of both registered investment funds and investment accounts which may raise potential conflicts of interest, including without limitation those associated with any difference in fee structures. Such side-by-side management may result in the Investment Committee devoting unequal time or attention to the management of each Fund and/or account. The Adviser believes, however, that the use of the Investment Committees as part of its specialist-based investment process encourages consistent portfolio management by reducing individual biases and increasing collaborative analysis. Nonetheless, certain limited investment opportunities identified by the members of the Investment Committees may be suitable for more than one Fund or other account. A Fund may not receive an allocation to such an opportunity or a Fund's allocation may be limited as a result of investments in the opportunity by other eligible Funds or accounts. To deal with these situations, the Adviser adopted procedures for allocating portfolio transactions across multiple Funds and/or accounts. Additionally, the appearance of a conflict of interest may arise in circumstances where members of the Investment committee have an incentive, which relates to the management of an account but not to all of the Funds and accounts with respect to which the Investment Committee has day-to-day management responsibility. The Adviser and the Funds have adopted certain compliance procedures designed to address these types of conflicts. However there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

As of March 31, 2009, members of the Adviser's Hedge Fund Research & Selection, Portfolio Review and Strategy Review committees (collectively the "Investment Committees") receive compensation generally consisting of a base salary and an annual bonus for their services. In addition to level of responsibility and tenure, compensation of each member of each Investment Committee is linked to the profitability of the Adviser and

Credit Suisse. Although each member of the Investment Committees does not have any direct participation in the performance fees pertaining to fund of Hedge Funds portfolios managed by the Adviser, because compensation is tied to the Adviser's profitability, an indirect link exists between compensation of Investment Committee members and the management and performance fees paid to the Adviser. Compensation of Investment Committee members who focus on a particular strategy is also connected to the performance of the Adviser's investments in that strategy.

As of March 31, 2009, members of the Investment Committees may allocate part of their deferred compensation and/or interest in employer sponsored benefit plans to funds of Hedge Funds managed by the Adviser. Such investment opportunities are typically also available to certain employees of Credit Suisse who are not involved in the activities of the Adviser. Such investments made by members of the Investment Committee are pooled with investments made by other Credit Suisse employees and do not receive preferential treatment.

(a)(4)   Disclosure of Securities Ownership

         The information below is provided as of March 31, 2009.


                               NAME OF PORTFOLIO    DOLLAR ($) RANGE OF
                                   MANAGER OR           FUND SHARES
                                  TEAM MEMBER        BENEFICIALLY OWNED
                               -----------------    -------------------
                               Egidio Robertiello            $0
                               Lance Babbit                  $0

(B) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       June 8, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       June 8, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date                       June 8, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.